Commitments and Contingencies - Schedule of Future Minimum Contractual Charter Revenues (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases Future Minimum Payments Receivable [Abstract]
2016	$ 16,801
2017	282
Total	$ 17,083